Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option [Member]
Outstanding options to purchase ordinary shares and RSAs	41,564,080	38,494,200	29,873,100